Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Due from related parties current	¥ 0	$ 0	¥ 1,360
Mr Huazhi Hu [Member] | Short Term Bank Loans Guarantee [Member]
Bank loans guaranteed by a related party	49,794	7,219	10,000
Mr Huazhi Hu [Member] | Long Term Bank Loans Guarantee [Member]
Bank loans guaranteed by a related party	17,000	$ 2,465	¥ 20,000
Equity Method Investee [Member]
Revenue from related parties	¥ 1,504